                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York  10019


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller

Phone:   (212) 537-3605

Signature, Place, and Date of Signing:

    /s/ Steven Rohlfing      New York, New York     2/14/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     104,732
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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

Holdings of US Listed equities held as at December 31, 1999

    ITEM 1          ITEM 2          ITEM 3        ITEM 4              ITEM 5          ITEM 6       ITEM 7          ITEM 8
    ------          ------          ------        ------              ------          ------       ------          ------
                                                FAIR                           INVESTMENT
                    TITLE           CUSIP       MARKET      SHRS OR             DISCRETION        OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS         NUMBER      VALUE       PRN AMT  SH/PRN  SOLE     SHARED      MANAGERS   SOLE   SHARED  NONE
                                                (thousands)
--------------     --------         ------      ------      -------  ------  -------- ----------- --------   ----   ------  ----

Cleveland Indians
  Baseball         Common Stock      186202107      7,952    379,800          345,337    34,463   NO       345,337    34,463
Triad Hospitals,
  Inc.             Common Stock      89579K109      7,733    511,300          468,338    42,962   NO       468,338    42,962
Park Place
  Entertainment    Common Stock      700690100      7,129    570,300          519,552    50,748   NO       519,552    50,748
Bally Total
  Fitness Hldgs    Common Stock      05873K108      7,011    262,699          240,380    22,319   NO       240,380    22,319
Citizens Utilities
  Co.              Common Stock      177342201      5,929    417,900          380,960    36,940   NO       380,960    36,940
Columbia/HCA
  Healthcare       Common Stock      197677107      5,863    200,000          182,414    17,586   NO       182,414    17,586
Kroger Company     Common Stock      501044101      5,379    285,000          260,205    24,795   NO       260,205    24,795
Laser Mortgage
  Mgt., Inc.       Common Stock      51806D100      4,745  1,167,900        1,062,739   105,161   NO     1,062,739   105,161
Elbit Ltd.         Common Stock      284275104      4,592    259,600          237,450    22,150   NO       237,450    22,150
Medicis
 Pharmaceutical    Common Stock      584690309      4,329    101,700           92,852     8,848   NO        92,852     8,848
Next Level         Common Stock      65333U104      4,118     55,000           50,215     4,785   NO        50,215     4,785
Pactiv Corporation Common Stock      695257105      3,997    376,200          343,471    32,729   NO       343,471    32,729
El Paso Electric
  Company          Common Stock      283677854      3,449    351,500          320,213    31,287   NO       320,213    31,287
Birmingham Steel
  Corp             Common Stock      091250100      3,126    588,333          493,227    95,106   NO       493,227    95,106
Breakaway
  Solutions        Common Stock      106372105      2,957     40,500           36,881     3,619   NO        36,881     3,619
FirstCom
  Corporation      Common Stock      33763T104      2,903     79,000           72,388     6,612   NO        72,388     6,612
ACE Limited        Common Stock      G0070K103      2,892    173,300          158,223    15,077   NO       158,223    15,077
Terayon
 Communication
  Systems          Common Stock      880775101      2,513     40,000           36,520     3,480   NO        36,520     3,480
Starwood Hotels
  & Resorts        Common Stock      85590A203      2,115     90,000           82,170     7,830   NO        82,170     7,830
Healthsouth Corp.  Common Stock      421924101      1,974    367,200          334,730    32,470   NO       334,730    32,470




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Casino Data
  Systems          Common Stock      147583108      1,720    429,956          366,191    63,765   NO       366,191    63,765
Argosy Gaming
  Company          Common Stock      040228108      1,712    110,000          100,865     9,135   NO       100,865     9,135
Lyondell Chemical
  Company          Common Stock      552078107      1,658    130,000          118,690    11,310   NO       118,690    11,310
CVC Inc.           Common Stock      126945104      1,559    162,000          148,297    13,703   NO       148,297    13,703
Telespectrum
  Worldwide        Common Stock      87951U109      1,550    217,500          200,970    16,530   NO       200,970    16,530
Total Renal Care
  Holdings         Common Stock      89151A107      1,513    226,200          208,217    17,983   NO       208,217    17,983
APAC Customer
  Service          Common Stock      00185E106      1,406    100,000           91,300     8,700   NO        91,300     8,700
Jacada Ltd.        Common Stock                     1,394     50,000           45,650     4,350   NO        45,650     4,350
Amazon.com         Common Stock      023135106        761     10,000            9,130       870   NO         9,130       870
Harris
  Interactive,
  Inc.             Common Stock      414549105        458     35,100           35,100         0   NO        35,100         0
Windmere-Durable
  Holdings         Common Stock      973411101        298     17,500           15,978     1,522   NO        15,978     1,522

                                     Total        104,732
                                                  ========





























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